OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Long-term Liabilities Disclosure [Abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES

(in thousands of $)	2019	2018
Deferred tax liability (see note 8)	10,643	7,126
Guarantee (see note 25)	6,504	8,275
Deferred credits from finance lease transactions	14,149	14,774
	31,296	30,175

Deferred credits from finance lease transactions

(in thousands of $)	2019	2018
Deferred credits from finance lease transactions	24,691	24,691
Less: Accumulated amortization	(9,917)	(9,292)
	14,774	15,399
Current	625	625
Non-current	14,149	14,774
	14,774	15,399

In connection with the Methane Princess Lease (see note 22), we recorded an amount representing the difference between the net cash proceeds received upon sale of the vessel and the present value of the minimum lease payments. The amortization of the deferred credit for the year is offset against depreciation and amortization expense in the statement of operations. The deferred credits represent the upfront benefits derived from undertaking finance in the form of a UK lease. The deferred credits are amortized over the remaining estimated useful economic life of the Methane Princess on a straight-line basis.